SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - Standard Waste Services L L C [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total undepreciated cost	$ 7,979,765	$ 7,979,765
Less: Accumulated depreciation	2,661,437	2,445,579
Property and equipment, net	5,318,328	5,534,186
Software [Member]
Property, Plant and Equipment [Line Items]
Total undepreciated cost	3,743	3,743
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total undepreciated cost	23,142	23,142
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total undepreciated cost	9,257	9,257
Trucks And Tractors [Member]
Property, Plant and Equipment [Line Items]
Total undepreciated cost	4,131,319	4,131,319
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total undepreciated cost	3,685,749	3,685,749
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total undepreciated cost	$ 126,555	$ 126,555